Other Income - Schedule of Other Income (Details)	12 Months Ended
	Nov. 30, 2025 HKD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2024 HKD ($)	Nov. 30, 2023 HKD ($)
Schedule of Other Income [Abstract]
Bank interest income	$ 1,717,560	$ 220,568	$ 1,936,131	$ 474,720
Sundry income	1,119	144	89,036	99,407
Exchange gain (or loss)	(542,359)	(69,650)	(498,985)
Other gain/loss	205,497	26,390
Total	$ 1,381,817	$ 177,452	$ 1,526,182	$ 574,127